UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 145.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.8%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$835	$836,202
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	823,501
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	765	838,012

		$2,497,715

Education — 5.7%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$340,639
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	575,760
Ohio State University, 5.00%, 12/1/30	455	587,988
Wright State University, 5.00%, 5/1/31	500	554,910

		$2,059,297

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$580,830

		$580,830

Escrowed/Prerefunded — 8.3%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,019,052
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	539,690
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	269,612
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,192,891

		$3,021,245

General Obligations — 9.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$308,680
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,151,030
Dayton City School District, 5.00%, 11/1/31	900	1,137,249
Lakewood City School District, 5.00%, 11/1/39	400	453,308
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	560,130

		$3,610,397

Hospital — 15.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$966,499
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	482,693
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	288,167
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	265,312
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	507,185
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	547,865
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	825,668
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	563,925
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	505,416
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	647,134
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,973

		$5,786,837

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 16.1%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,101,020
Kent State University, (AGC), 5.00%, 5/1/29	360	398,459
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,025,280
Ohio University, (AGM), 5.00%, 12/1/33	500	539,005
University of Akron, Series B, (AGM), 5.00%, 1/1/38	640	682,925
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,108,230

		$5,854,919

Insured-Electric Utilities — 17.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$43,075
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,871,100
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	391,270
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,581,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	304,390

		$6,191,385

Insured-Escrowed/Prerefunded — 13.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$720,542
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,535,842
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	98,733
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	559,485
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	530,240
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,060,480
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	389,527

		$4,894,849

Insured-General Obligations — 17.6%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$501,332
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	650,660
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,122,010
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,777,968
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	161,961
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,182,140

		$6,396,071

Insured-Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.422%, 2/1/29(1)(2)(3)	$440	$556,934

		$556,934

Insured-Special Tax Revenue — 10.8%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,009,321
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,872,810
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	37,518

		$3,919,649

Insured-Transportation — 4.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$540,494
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	494,800
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	469,481

		$1,504,775

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$535,423

		$535,423

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$404,534

		$404,534

Senior Living/Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$573,494
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	401,599
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	209,249
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	255,473

		$1,439,815

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$574,400

		$574,400

Transportation — 3.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$103,797
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,127,640

		$1,231,437

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	$1,000	$1,069,090
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	576,035
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	351,096

		$1,996,221

Total Tax-Exempt Investments — 145.7% (identified cost $46,539,419)		$53,056,733

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.2)%		$(2,250,159)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (40.5)%		$(14,750,000)

Other Assets, Less Liabilities — 1.0%		$374,214

Net Assets Applicable to Common Shares — 100.0%		$36,430,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 56.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $556,934 or 1.5% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2015.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $269,090.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,483,487

Gross unrealized appreciation	$6,798,011
Gross unrealized depreciation	(24,765)

Net unrealized appreciation	$6,773,246

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,056,733	$—	$53,056,733
Total Investments	$—	$53,056,733	$—	$53,056,733

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016